Cover	Jun. 10, 2024
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 10, 2024
Entity Registrant Name	IMMERSION CORPORATION
Entity File Number	001-38334
Entity Tax Identification Number	94-3180138
Entity Address, Address Line One	2999 N.E. 191st Street, Suite 610
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	408
Local Phone Number	467-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001058811
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K of Immersion Corporation, a Delaware corporation (the “Registrant”), filed with the Securities and Exchange Commission on June 12, 2024 (the “Initial Report”) and amended on August 26, 2024 (the “Amended Report”, together with the Initial Report, the “Original Reports”) related to the completion of the Registrant’s transactions with Barnes & Noble Education, Inc., a Delaware corporation (“BNED”). This amendment is being supplied solely to correct the inadvertent omission of the pro forma financial statements of the Registrant and BNED as of and for the year ended December 31, 2023 in Exhibit 99.2 of the Amended Report and to replace such exhibit in its entirety with Exhibit 99.2 attached hereto. This Current Report on Form 8-K/A is being filed to amend the Original Reports to provide the pro forma financial information described below, in accordance with the requirements of Item 9.01 of Form 8-K. The pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Registrant and BNED would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after the transactions. Except as described above, all other information in the Original Reports remains unchanged.
Entity Incorporation, State or Country Code	DE
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	IMMR
Security Exchange Name	NASDAQ
Series B
Entity Information [Line Items]
Title of 12(b) Security	Series B Junior Participating Preferred Stock Purchase Rights